OTHER CURRENT ASSETS	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
OTHER CURRENT ASSETS	13. OTHER CURRENT ASSETS
	2024 A$	2023 A$
Prepayments	322,956	381,608
Bonds and deposits	18,790	17,440
Total current prepayments and other assets	341,746	399,048